Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Comprehensive Income [Abstract]
Net change in fair value of derivatives, tax	$ (711)	$ 194	$ 1,931
Net change in fair value of pension obligations, tax	$ 117	$ 1,057	$ 0